Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [line items]
Cost of inventories recognized as expense during period	$ 39,100	$ 49,100
Refined Products
Disclosure of inventories [line items]
Inventory write-downs	86
Crude Oil
Disclosure of inventories [line items]
Inventory write-downs	$ 3